SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION PLAN [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company’s restricted stock awards as of December 31, 2014:

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2014	163,000	$23.88	40,000	$24.84
Granted during the year	-	-	33,000	9.84
Vested during the year	-	-	-	-
Forfeited during the year	(10,000)	-	-	-
Non-vested at December 31, 2014	153,000	$23.88	73,000	$18.06

The tables below summarize the Company’s restricted stock awards as of December 31, 2013:

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2013	163,000	$23.88	228,500	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	(174,000)	-
Forfeited during the year	-	-	(14,500)	-
Non-vested at December 31, 2013	163,000	$23.88	40,000	$24.84